Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, shares authorized	4,950,000,000	4,950,000,000
Common stock, shares issued	2,453,053,497	2,453,053,497
Treasury stock, shares	382,760,101	382,448,008